Business Combinations and Asset Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of purchase price

The allocation of the purchase price is as follows:

Fixed assets – equipment	$15,000
Intangibles:
Customer list	82,000
Non compete agreement	32,000
Other intangibles, including tradename	21,000
Goodwill	50,000
Total	$200,000

The allocation of the purchase price is as follows:

Cash	$4,104
Fixed assets	21,369
Deposit	862,500
Accounts payable	(103,672)
Loan from WEBA	(500,000)
Loan from GlyEco	(362,500)
Goodwill	78,559
Total	$360

Schedule acquisition date fair value

The total acquisition date fair value of the consideration transferred and to be transferred is estimated at approximately $6.1 million, as follows:

Cash payment to the WEBA Sellers at closing	$150,000
Common Stock issuance to the WEBA Sellers	562,500
Promissory notes to the WEBA Sellers	2,650,000
Contingent cash consideration to the WEBA Sellers	1,745,023
Income tax benefit	1,030,000
Total acquisition date fair value	$6,137,523

The total acquisition date fair value of the consideration transferred and to be transferred is estimated at approximately $6.1 million, as follows:

Cash payment to the WEBA Sellers at closing	$150,000
Common Stock issuance to the WEBA Sellers	562,500
Promissory notes to the WEBA Sellers	2,650,000
Contingent cash consideration to the WEBA Sellers	1,745,023
Income tax benefit	1,030,000
Total acquisition date fair value	$6,137,523

Summary of estimated fair values of assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Cash	$172,950
Accounts receivable	342,151
Loan receivable from RS&T	500,000
Property and equipment	8,720
Customer list	470,000
Intellectual property	880,000
Trade name	390,000
Non complete agreement	835,000
Total identifiable assets acquired	3,598,821
Accounts payable and accrued expenses	190,527
Total liabilities assumed	190,527
Total identifiable assets less liabilities assumed	3,408,294
Goodwill	2,729,229

Net assets acquired	$6,137,523

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Cash	$172,950
Accounts receivable	342,151
Loan receivable from RS&T	500,000
Property and equipment	8,720
Customer list	470,000
Intellectual property	880,000
Trade name	390,000
Non complete agreement	835,000
Total identifiable assets acquired	3,598,821
Accounts payable and accrued expenses	190,527
Total liabilities assumed	190,527
Total identifiable assets less liabilities assumed	3,408,294
Goodwill	2,729,229

Net assets acquired	$6,137,523

Summary of pro forma financial information

The unaudited pro forma results presented include amortization charges for intangible assets and eliminations of intercompany transactions.

For the
Three Months Ended
March 31, 2016
Total revenues	$1,982,453
Net loss	$(900,173)

The unaudited pro forma results presented include amortization charges for intangible assets and eliminations of intercompany transactions.

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Total revenues	$7,683,545	$9,522,995
Net loss	$(2,667,016)	$(12,720,021)